UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04409

Investment Company Act File Number

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance California Municipal Opportunities Fund

Eaton Vance Massachusetts Municipal Income Fund

Eaton Vance National Municipal Income Fund

Eaton Vance New York Municipal Income Fund

Eaton Vance Ohio Municipal Income Fund

Eaton Vance

California Municipal Opportunities Fund

December 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 95.2%

Security	Principal Amount (000’s omitted)	Value
Education — 3.5%
California Educational Facilities Authority, (Claremont McKenna College), 5.25%, 1/1/30	$1,000	$1,108,150
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	2,895	3,110,475
California Educational Facilities Authority, (Santa Clara University), 5.00%, 4/1/33	1,000	1,145,210
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	915	1,029,906
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	960	1,075,065
California State University, 5.25%, 11/1/31	1,465	1,664,914

		$9,133,720

Electric Utilities — 2.9%
Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$895	$974,396
Sacramento Municipal Utility District, 5.00%, 8/15/27	1,080	1,215,194
Sacramento Municipal Utility District, 5.00%, 8/15/28	1,455	1,635,769
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	2,160	2,355,588
Vernon, Electric System Revenue, 5.125%, 8/1/21	1,295	1,391,270

		$7,572,217

Escrowed/Prerefunded — 3.2%
California Educational Facilities Authority, (University of Southern California), Prerefunded to 10/1/18, 5.25%, 10/1/39	$1,810	$1,938,202
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), Prerefunded to 8/15/19, 5.00%, 8/15/34	2,500	2,729,625
Sacramento Municipal Utility District, Prerefunded to 8/15/21, 5.00%, 8/15/27	370	423,287
Sacramento Municipal Utility District, Prerefunded to 8/15/21, 5.00%, 8/15/28	500	572,010
San Diego Community College District, (Election of 2002), Prerefunded to 8/1/21, 5.00%, 8/1/32	1,030	1,176,394
Tustin Community Facilities District No. 07-1, Prerefunded to 9/1/17, 6.00%, 9/1/37	1,000	1,033,350
Vernon, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	560	598,321

		$8,471,189

General Obligations — 24.3%
California, 1.137%, 12/1/20 (Put Date), 12/1/28(1)	$2,200	$2,194,104
California, 1.72%, 5/1/19(1)	3,000	3,020,340
California, 5.00%, 8/1/27	1,000	1,178,050
California, 5.00%, 9/1/45	3,470	3,960,970
California, 5.00%, 9/1/46	1,200	1,368,720
California, 5.50%, 11/1/35	2,500	2,814,400
California, 6.00%, 4/1/38	1,000	1,092,180
California, (LOC: Bank of America, N.A.), 0.70%, 5/1/33(2)	5,000	5,000,000
Foothill-De Anza Community College District, 5.00%, 8/1/28	500	608,290
Foothill-De Anza Community College District, 5.00%, 8/1/35	1,000	1,147,190
Glendale Unified School District, (Election of 2011), 3.00%, 9/1/19	50	52,115
Grossmont Union High School District, (Election of 2004), 4.00%, 8/1/33	1,700	1,774,069
Los Alamitos Unified School District, 5.00%, 8/1/27	550	659,450
Los Alamitos Unified School District, 5.00%, 8/1/30	1,100	1,289,948

1

Security	Principal Amount (000’s omitted)	Value
Marin Community College District, (Election of 2016), 5.00%, 8/1/27	$565	$684,774
Montebello Unified School District, (Election of 2016), 5.00%, 8/1/41	2,000	2,256,360
Moreland School District, 4.00%, 8/1/23	700	779,772
Moreland School District, 5.00%, 8/1/24	335	399,987
Mt. San Antonio Community College District, (Election of 2008), 5.00%, 6/1/33	750	863,865
Palo Alto, (Election of 2008), 5.00%, 8/1/40(3)	5,200	5,698,524
Palomar Community College District, (Election of 2006), 0.00%, 8/1/23	2,440	2,055,602
San Diego Unified School District, (Election of 2012), Series F, 4.00%, 7/1/35	2,000	2,087,960
San Diego Unified School District, (Election of 2012), Series G, 4.00%, 7/1/35	1,000	1,043,980
Santa Clara County, (Election of 2008), 5.00%, 8/1/39(3)(4)	5,400	5,821,146
Sonoma County Junior College District, 5.00%, 8/1/26	2,310	2,816,953
Sonoma County Junior College District, 5.00%, 8/1/28	1,825	2,195,767
Sweetwater Union High School District, (Election of 2006), 4.00%, 8/1/27	1,005	1,091,963
Tahoe-Truckee Unified School District, (Election of 2014), 5.00%, 8/1/31	1,000	1,176,460
Tahoe-Truckee Unified School District, (Election of 2014), 5.00%, 8/1/33	1,000	1,165,520
Tahoe-Truckee Unified School District, (Election of 2014), 5.00%, 8/1/36	1,000	1,151,130
Vista Unified School District, 5.00%, 8/1/27	1,280	1,529,242
Vista Unified School District, 5.00%, 8/1/28	900	1,068,093
Whittier Union High School District, 0.00%, 8/1/25	750	588,285
Whittier Union High School District, 0.00%, 8/1/26	1,150	860,016
Windsor Unified School District, 4.00%, 8/1/24	100	112,153
Windsor Unified School District, 4.00%, 8/1/25	100	111,949
Windsor Unified School District, 4.00%, 8/1/27	250	277,397
Windsor Unified School District, 4.00%, 8/1/28	370	408,239
Windsor Unified School District, 4.00%, 8/1/29	630	688,773
Yosemite Community College District, 5.00%, 8/1/28	1,000	1,186,770

		$64,280,506

Hospital — 7.2%
California Health Facilities Financing Authority, (Catholic Healthcare West), Prerefunded to 7/1/19, 6.00%, 7/1/29	$1,855	$2,063,650
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 3.25%, 8/15/39	1,500	1,335,570
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	735	816,122
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	1,050	1,159,336
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,500	1,682,625
California Health Facilities Financing Authority, (St. Joseph Health System), 5.50%, 7/1/29	1,500	1,635,420
California Health Facilities Financing Authority, (Sutter Health), 5.875%, 8/15/31	3,000	3,424,800
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/23	100	108,727
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/24(5)	800	869,808
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/25	200	223,248
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2017A, 5.00%, 11/1/25(5)	800	866,448
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/26(5)	500	541,885
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/27	165	182,063
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/29	105	114,866
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/30	150	163,259
California Statewide Communities Development Authority, (Cottage Health System), 5.25%, 11/1/30	500	548,250

2

Security	Principal Amount (000’s omitted)	Value
California Statewide Communities Development Authority, (Kaiser Permanente), 1.67%, 5/1/17 (Put Date), 4/1/52(1)	$1,000	$1,000,810
Torrance, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,000	1,003,010
Washington Township Health Care District, 5.25%, 7/1/30	1,240	1,331,264

		$19,071,161

Insured-Electric Utilities — 1.4%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/22	$1,500	$1,586,475
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	2,000	2,099,860

		$3,686,335

Insured-Escrowed/Prerefunded — 0.4%
San Jose Unified School District, (FGIC), Escrowed to Maturity, 0.00%, 8/1/17	$1,175	$1,168,197

		$1,168,197

Insured-General Obligations — 4.9%
Center Joint Unified School District, (BAM), 0.00%, 8/1/23	$1,250	$1,059,612
Kern Community College District, (Election of 2002), (AGM), 0.00%, 11/1/23	4,175	3,480,280
Paso Robles Joint Unified School District, (Election of 2006), (BAM), 4.00%, 9/1/22	330	367,386
Paso Robles Joint Unified School District, (Election of 2006), (BAM), 4.00%, 9/1/23	415	466,572
Paso Robles Joint Unified School District, (Election of 2006), (BAM), 4.00%, 9/1/24	330	374,022
Paso Robles Joint Unified School District, (Election of 2006), (BAM), 4.00%, 9/1/26	1,840	2,086,891
San Bernardino City Unified School District, (Election of 2012), (AGM), 5.00%, 8/1/40	750	836,910
Sweetwater Union High School District, (BAM), 5.00%, 8/1/27	450	526,109
Twin Rivers Unified School District, (AGM), 0.00%, 2/1/39	1,060	401,380
Twin Rivers Unified School District, (Election of 2006), (AGM), 4.00%, 8/1/43	2,000	2,022,200
Victor Valley Union High School District, (AGM), 4.00%, 8/1/24	1,000	1,109,310
Victor Valley Union High School District, (BAM), 5.00%, 8/1/26	135	161,668

		$12,892,340

Insured-Lease Revenue/Certificates of Participation — 0.5%
Los Angeles County, (Disney Parking), (AMBAC), 0.00%, 9/1/17	$1,200	$1,191,252

		$1,191,252

Insured-Special Tax Revenue — 3.3%
Poway Unified School District Community Facilities District No. 6, (BAM), 5.00%, 9/1/34	$1,565	$1,738,449
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	6,995	1,395,153
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	3,925	734,603
Roseville Finance Authority, (AGM), 4.00%, 9/1/24	625	685,306
Successor Agency to Rosemead Community Development Commission, (BAM), 5.00%, 10/1/21	175	196,823
Successor Agency to Rosemead Community Development Commission, (BAM), 5.00%, 10/1/23	500	575,530
Successor Agency to Rosemead Community Development Commission, (BAM), 5.00%, 10/1/24	625	726,462
Successor Agency to Rosemead Community Development Commission, (BAM), 5.00%, 10/1/25	500	586,330
Successor Agency to Rosemead Community Development Commission, (BAM), 5.00%, 10/1/26	585	690,592
Successor Agency to Santee Community Development Commission, (BAM), 5.00%, 8/1/29	1,190	1,360,408

		$8,689,656

3

Security	Principal Amount (000’s omitted)	Value
Insured-Transportation — 3.0%
Alameda Corridor Transportation Authority, (AGM), 5.00%, 10/1/37	$2,100	$2,371,236
Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/17	225	222,284
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/24	1,800	1,407,870
San Jose, Airport Revenue, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	1,605	1,614,454
San Jose, Airport Revenue, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	2,230	2,246,078

		$7,861,922

Lease Revenue/Certificates of Participation — 1.1%
Los Angeles County, (Disney Parking), 0.00%, 3/1/20	$3,205	$3,012,123

		$3,012,123

Other Revenue — 5.9%
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 4.00%, 11/1/31	$1,330	$1,385,687
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/33	1,740	1,980,085
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/34	1,290	1,461,983
California Infrastructure and Economic Development Bank, (Segerstrom Center for the Arts), 5.00%, 7/1/23	2,500	2,905,575
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 1.00%, 4/3/17 (Put Date), 4/1/38(1)	7,500	7,498,800
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 1.00%, 4/1/18 (Put Date), 10/1/47(1)	450	449,505

		$15,681,635

Senior Living/Life Care — 1.5%
ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$615	$680,694
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/26	500	569,435
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/27	780	881,002
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 7.25%, 11/15/41(6)	1,000	1,111,800
California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), 5.125%, 11/15/35	715	818,282

		$4,061,213

Special Tax Revenue — 13.5%
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	$415	$423,889
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	665	678,373
Chula Vista Municipal Financing Authority, 5.50%, 9/1/30	1,525	1,747,879
Fairfield, (North Cordelia Improvement District), 7.375%, 9/2/18	210	218,203
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/30	580	627,096
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/31	465	500,517
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/32	450	481,896
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/33	545	580,289
Irvine Community Facilities District No. 2013-3, (Great Park), 5.00%, 9/1/34	360	381,683
Jurupa Public Financing Authority, 5.00%, 9/1/24	730	833,623
Jurupa Public Financing Authority, 5.00%, 9/1/28	1,250	1,424,062

4

Security	Principal Amount (000’s omitted)	Value
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	$520	$584,584
Poway Unified School District Community Facilities District No. 6, 5.00%, 9/1/26	720	832,853
Poway Unified School District Community Facilities District No. 6, 5.00%, 9/1/27	1,560	1,793,735
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	1,400	995,008
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	550	390,935
Riverside County Transportation Commission, Sales Tax Revenue, 5.25%, 6/1/33	4,000	4,595,960
San Diego County Regional Transportation Commission, Sales Tax Revenue, (SPA: JPMorgan Chase Bank, N.A.), 0.69%, 4/1/38(2)	5,000	5,000,000
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	1,000	1,095,670
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/33	1,725	2,007,538
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/27	515	573,653
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/28	775	860,754
Successor Agency to San Francisco City and County Redevelopment Agency, 5.00%, 8/1/28	355	416,507
Successor Agency to San Francisco City and County Redevelopment Agency, 5.00%, 8/1/29	740	863,891
Successor Agency to San Francisco City and County Redevelopment Agency, 5.00%, 8/1/30	275	319,773
Successor Agency to San Francisco City and County Redevelopment Agency, 5.00%, 8/1/31	355	410,877
Successor Agency to San Francisco City and County Redevelopment Agency, 5.00%, 8/1/32	430	495,751
Successor Agency to San Francisco City and County Redevelopment Agency, 5.00%, 8/1/33	375	430,001
Successor Agency to San Francisco City and County Redevelopment Agency, 5.00%, 8/1/34	550	627,258
Successor Agency to San Francisco City and County Redevelopment Agency, 5.00%, 8/1/35	595	675,956
Successor Agency to San Francisco City and County Redevelopment Agency, 5.00%, 8/1/37	1,630	1,837,515
Successor Agency to San Francisco City and County Redevelopment Agency, 2015 Series A, 5.00%, 8/1/36	780	882,710
Successor Agency to San Francisco City and County Redevelopment Agency, 2016 Series B, 5.00%, 8/1/36	350	392,129
Torrance Redevelopment Agency, 5.625%, 9/1/28	760	761,110
Tustin Community Facilities District No. 06-1, (Tustin Legacy/Columbus Villages), 5.00%, 9/1/34	1,000	1,098,730

		$35,840,408

Transportation — 6.3%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.25%, 4/1/29	$4,005	$4,354,597
Burbank-Glendale-Pasadena Airport Authority, (AMT), 5.00%, 7/1/22	1,970	2,234,768
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(3)(4)	3,080	3,360,988
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	2,750	2,876,830
San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/24	3,600	3,954,636

		$16,781,819

Water and Sewer — 12.3%
California Department of Water Resources, (Central Valley Project), 1.02%, 12/1/17 (Put Date), 12/1/35(1)	$6,500	$6,499,155
Camrosa Water District Financing Authority, 4.00%, 1/15/24	370	412,613
Camrosa Water District Financing Authority, 5.00%, 1/15/41	1,180	1,341,636
Camrosa Water District Financing Authority, 5.00%, 1/15/46	1,500	1,697,925
East Bay Municipal Utility District, 5.00%, 6/1/30	2,000	2,209,540
East Bay Municipal Utility District, 5.00%, 6/1/32	2,450	2,871,792
Eastern Municipal Water District, (SPA: U.S. Bank, N.A.), 0.69%, 7/1/46(2)	5,000	5,000,000
Long Beach, Sewer Revenue, 4.00%, 5/1/22	190	210,020

5

Security	Principal Amount (000’s omitted)	Value
Long Beach, Sewer Revenue, 4.00%, 5/1/23	$155	$172,940
Long Beach, Sewer Revenue, 4.00%, 5/1/25	175	197,687
Long Beach, Sewer Revenue, 4.00%, 5/1/26	230	260,958
Long Beach, Sewer Revenue, 5.00%, 5/1/27	280	340,388
Long Beach, Sewer Revenue, 5.00%, 5/1/28	495	597,925
Long Beach, Sewer Revenue, 5.00%, 5/1/29	495	591,545
Long Beach, Sewer Revenue, 5.00%, 5/1/30	450	533,669
Metropolitan Water District of Southern California, 0.88%, 7/10/17 (Put Date), 7/1/36(1)	2,000	1,999,960
Metropolitan Water District of Southern California, 1.10%, 3/27/18 (Put Date), 7/1/36(1)	1,985	1,986,687
Metropolitan Water District of Southern California, 5.00%, 7/1/29	2,500	2,704,525
Pittsburg, Water Revenue, 4.00%, 8/1/32	1,000	1,055,420
San Diego Public Facilities Financing Authority, Wastewater System Revenue, 5.00%, 5/15/27	1,500	1,793,205

		$32,477,590

Total Tax-Exempt Municipal Securities — 95.2% (identified cost $245,673,107)		$251,873,283

Taxable Municipal Securities — 8.5%

Security	Principal Amount (000’s omitted)	Value
General Obligations — 0.3%
Hillsborough City School District, 0.00%, 9/1/36	$2,000	$777,000

		$777,000

Hospital — 0.8%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$2,000	$2,170,740

		$2,170,740

Insured-Special Tax Revenue — 6.7%
Industry, Sales Tax Revenue, (AGM), 2.50%, 1/1/20	$235	$236,697
Industry, Sales Tax Revenue, (AGM), 2.75%, 1/1/21	1,735	1,740,240
Industry, Sales Tax Revenue, (AGM), 3.00%, 1/1/22	1,340	1,331,987
Industry, Sales Tax Revenue, (AGM), 3.25%, 1/1/23	1,080	1,072,429
Industry, Sales Tax Revenue, (AGM), 3.25%, 1/1/24	1,130	1,114,666
Successor Agency to Banning Redevelopment Agency, (AGM), 2.325%, 9/1/22	800	780,328
Successor Agency to Banning Redevelopment Agency, (AGM), 2.525%, 9/1/23	820	794,014
Successor Agency to Banning Redevelopment Agency, (AGM), 2.645%, 9/1/24	855	814,319
Successor Agency to Banning Redevelopment Agency, (AGM), 2.805%, 9/1/25	1,390	1,328,312
Successor Agency to Coachella Redevelopment Agency, (AGM), 2.00%, 9/1/19	200	198,536
Successor Agency to Lancaster Redevelopment Agency, (AGM), 2.625%, 8/1/23	605	580,594
Successor Agency to Lancaster Redevelopment Agency, (AGM), 2.625%, 8/1/24	740	699,544
Successor Agency to Lancaster Redevelopment Agency, (AGM), 2.75%, 8/1/25	1,000	944,240
Successor Agency to Pittsburg Redevelopment Agency, (AGM), 2.373%, 8/1/18	400	401,328
Successor Agency to Pittsburg Redevelopment Agency, (AGM), 2.698%, 8/1/19	880	892,355
Successor Agency to Pittsburg Redevelopment Agency, (AGM), 3.388%, 8/1/22	955	960,291
Successor Agency to Pittsburg Redevelopment Agency, (AGM), 3.884%, 8/1/25	1,065	1,068,568
Successor Agency to Pittsburg Redevelopment Agency, (AGM), 3.984%, 8/1/26	420	411,944
Successor Agency to Roseville Redevelopment Agency, (BAM), 3.27%, 9/1/31	1,185	1,105,084
Successor Agency to Stanton Redevelopment Agency, (BAM), 2.00%, 12/1/19	260	259,095
Successor Agency to Stanton Redevelopment Agency, (BAM), 2.75%, 12/1/22	230	226,755

6

Security	Principal Amount (000’s omitted)	Value
Successor Agency to Stanton Redevelopment Agency, (BAM), 3.00%, 12/1/23	$300	$295,944
Successor Agency to Stanton Redevelopment Agency, (BAM), 3.125%, 12/1/24	200	196,774
Successor Agency to Stanton Redevelopment Agency, (BAM), 3.25%, 12/1/25	200	196,532

		$17,650,576

Special Tax Revenue — 0.7%
Successor Agency to San Diego Redevelopment Agency, 2.875%, 9/1/21	$300	$295,152
Successor Agency to San Diego Redevelopment Agency, 3.25%, 9/1/22	250	250,678
Successor Agency to San Diego Redevelopment Agency, 3.375%, 9/1/23	250	250,757
Successor Agency to San Diego Redevelopment Agency, 3.50%, 9/1/24	250	250,493
Successor Agency to San Diego Redevelopment Agency, 3.625%, 9/1/25	250	252,122
Successor Agency to San Diego Redevelopment Agency, 3.75%, 9/1/26	250	249,720
Successor Agency to Stanton Redevelopment Agency, 1.75%, 12/1/18	220	219,749

		$1,768,671

Total Taxable Municipal Securities — 8.5% (identified cost $22,633,701)		$22,366,987

Closed-End Funds — 0.7%

Security	Shares	Value
Nuveen AMT-Free Quality Municipal Income Fund	146,801	$1,958,325

Total Closed-End Funds — 0.7% (identified cost $2,122,505)		$1,958,325

Total Investments — 104.4% (identified cost $270,429,313)		$276,198,595

Other Assets, Less Liabilities — (4.4)%		$(11,649,235)

Net Assets — 100.0%		$264,549,360

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2016, 19.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 10.9% of total investments.

(1)	Floating-rate security. The stated interest rate represents the rate in effect at December 31, 2016.

(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at December 31, 2016.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(4)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,822,134.

(5)	When-issued security.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2016, the aggregate value of these securities is $1,111,800 or 0.4% of the Fund’s net assets.

7

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Interest Rate Futures
U.S. 10-Year Treasury Note	60	Short	Mar-17	$(7,492,820)	$(7,456,875)	$35,945
U.S. Long Treasury Bond	17	Short	Mar-17	(2,585,688)	(2,561,156)	24,532

						$60,477

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

LOC	-	Letter of Credit

NPFG	-	National Public Finance Guaranty Corp.

SPA	-	Standby Bond Purchase Agreement

At December 31, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $60,477.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$259,844,629

Gross unrealized appreciation	$9,191,264
Gross unrealized depreciation	(3,357,298)

Net unrealized appreciation	$5,833,966

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

8

At December 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$251,873,283	$—	$251,873,283
Taxable Municipal Securities	—	22,366,987	—	22,366,987
Closed-End Funds	1,958,325	—	—	1,958,325
Total Investments	$1,958,325	$274,240,270	$—	$276,198,595
Futures Contracts	$60,477	$—	$—	$60,477
Total	$2,018,802	$274,240,270	$—	$276,259,072

The Fund held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. At December 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

9

Eaton Vance

Massachusetts Municipal Income Fund

December 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 106.1%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 7.1%
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/32	$4,000	$4,309,840
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	2,940	3,706,576
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	3,205	4,043,588

		$12,060,004

Education — 13.0%
Massachusetts Development Finance Agency, (Bentley University), 4.00%, 7/1/35	$285	$295,035
Massachusetts Development Finance Agency, (Bentley University), 4.00%, 7/1/36	1,000	1,028,700
Massachusetts Development Finance Agency, (Berklee College of Music), 5.00%, 10/1/37	2,000	2,276,100
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/33	1,550	1,694,491
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/35	1,660	1,799,871
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	1,100	1,200,925
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/33	1,950	2,177,175
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/27	4,000	5,017,440
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32	5,000	6,584,500

		$22,074,237

Escrowed/Prerefunded — 15.1%
Massachusetts Bay Transportation Authority, Prerefunded to 7/1/18, 5.25%, 7/1/34	$125	$132,575
Massachusetts Bay Transportation Authority, Prerefunded to 7/1/18, 5.25%, 7/1/34	300	318,180
Massachusetts Bay Transportation Authority, Sales Tax Revenue, Prerefunded to 7/1/17, 0.00%, 7/1/23	6,185	4,669,984
Massachusetts Bay Transportation Authority, Sales Tax Revenue, Prerefunded to 7/1/17, 0.00%, 7/1/26	3,500	2,282,070
Massachusetts Development Finance Agency, (New England Conservatory of Music), Prerefunded to 7/1/18, 5.25%, 7/1/38	1,105	1,169,742
Massachusetts Health and Educational Facilities Authority, (Harvard University), Prerefunded to 10/1/17, 5.00%, 10/1/38(1)	6,000	6,183,840
Massachusetts Health and Educational Facilities Authority, (Tufts University), Prerefunded to 8/15/18, 5.375%, 8/15/38	5,000	5,325,050
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	700	737,240
Newton, Prerefunded to 4/1/19, 5.00%, 4/1/36	4,500	4,864,770

		$25,683,451

General Obligations — 19.2%
Arlington, 4.00%, 11/1/25	$1,025	$1,169,586
Danvers, 5.25%, 7/1/36	2,800	3,161,032
Lexington, 4.00%, 2/1/22	1,315	1,457,059
Lexington, 4.00%, 2/1/23	1,095	1,227,156

1

Security	Principal Amount (000’s omitted)	Value
Massachusetts, 5.00%, 7/1/27	$1,430	$1,734,104
Massachusetts, 5.00%, 3/1/31	4,000	4,607,160
Melrose, 4.00%, 8/1/25	1,295	1,457,393
Melrose, 4.00%, 8/1/26	1,735	1,940,303
Nantucket, 5.00%, 11/1/24	1,275	1,540,302
Nantucket, 5.00%, 11/1/25	1,330	1,626,111
Nantucket, 5.00%, 11/1/26	700	865,613
Plymouth, 4.00%, 5/15/27	960	1,072,138
Plymouth, 5.00%, 5/1/26	710	793,233
Plymouth, 5.00%, 5/1/28	1,160	1,292,426
Plymouth, 5.00%, 5/1/31	1,090	1,206,979
Plymouth, 5.00%, 5/1/32	1,000	1,107,320
Wayland, 5.00%, 2/1/33	1,790	1,980,545
Wayland, 5.00%, 2/1/36	2,680	2,959,765
Wellesley, 4.00%, 6/1/24	565	640,987
Winchester, 5.00%, 4/15/36	775	860,839

		$32,700,051

Hospital — 15.4%
Massachusetts Development Finance Agency, (Berkshire Health Systems), 5.00%, 10/1/27	$1,100	$1,203,609
Massachusetts Development Finance Agency, (CareGroup), 5.00%, 7/1/25	3,000	3,528,630
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	1,840	2,136,976
Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/41	2,750	3,034,873
Massachusetts Development Finance Agency, (Lahey Health System Obligated Group), 5.00%, 8/15/40	3,500	3,825,115
Massachusetts Development Finance Agency, (South Shore Hospital), 4.00%, 7/1/36	645	647,025
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/41	3,295	3,588,716
Massachusetts Development Finance Agency, (Tufts Medical Center), 7.25%, 1/1/32	1,900	2,232,234
Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	1,095	1,207,073
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), 5.75%, 7/1/36	2,120	2,299,055
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	1,645	1,744,095
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	750	791,198

		$26,238,599

Industrial Development Revenue — 1.3%
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27(2)	$2,200	$2,204,686

		$2,204,686

Insured-Education — 7.7%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/33	$5,000	$6,222,500
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)(3)	5,460	6,799,939

		$13,022,439

2

Security	Principal Amount (000’s omitted)	Value
Insured-Escrowed/Prerefunded — 3.1%
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), Prerefunded to 8/15/17, 5.00%, 8/15/37(1)	$20	$20,511
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), Prerefunded to 8/15/17, 5.00%, 8/15/37(1)	4,980	5,107,189
Massachusetts Turnpike Authority, (NPFG), Escrowed to Maturity, 5.00%, 1/1/20	95	100,054

		$5,227,754

Insured-Hospital — 0.9%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$1,395	$1,520,843

		$1,520,843

Insured-Special Tax Revenue — 4.9%
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/26	$1,760	$2,049,555
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	4,955	6,225,710

		$8,275,265

Insured-Student Loan — 0.5%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$820	$856,974

		$856,974

Insured-Transportation — 6.8%
Massachusetts Port Authority, (Bosfuel Project), (NPFG), (AMT), 5.00%, 7/1/32	$2,790	$2,825,349
Massachusetts Turnpike Authority, Metropolitan Highway System, (NPFG), 0.00%, 1/1/22	9,750	8,711,040

		$11,536,389

Other Revenue — 4.3%
Massachusetts Development Finance Agency, (Sterling and Francine Clark Art Institute), 4.00%, 7/1/41	$2,500	$2,553,825
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/22	1,590	1,722,622
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/23	1,195	1,294,675
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/25	1,580	1,711,788

		$7,282,910

Senior Living/Life Care — 2.1%
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	$525	$569,819
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27(2)	615	615,541
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41(2)	2,465	2,384,074

		$3,569,434

Special Tax Revenue — 0.9%
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/31	$1,240	$1,564,471

		$1,564,471

3

Security	Principal Amount (000’s omitted)	Value
Transportation — 3.8%
Massachusetts, (Accelerated Bridge Program), 5.00%, 6/15/27	$2,000	$2,358,740
Massachusetts Port Authority, 5.00%, 7/1/28	3,750	4,154,925

		$6,513,665

Total Tax-Exempt Investments — 106.1% (identified cost $168,083,171)		$180,331,172

Other Assets, Less Liabilities — (6.1)%		$(10,321,700)

Net Assets — 100.0%		$170,009,472

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2016, 22.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.1% to 9.9% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2016, the aggregate value of these securities is $5,204,301 or 3.1% of the Fund’s net assets.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $3,159,939.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Interest Rate Futures
U.S. Long Treasury Bond	100	Short	Mar-17	$(15,209,933)	$(15,065,625)	$144,308

						$144,308

Abbreviations:

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

4

At December 31, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $144,308.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$155,379,063

Gross unrealized appreciation	$14,775,050
Gross unrealized depreciation	(1,212,941)

Net unrealized appreciation	$13,562,109

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$180,331,172	$—	$180,331,172
Total Investments	$—	$180,331,172	$—	$180,331,172
Futures Contracts	$144,308	$—	$—	$144,308
Total	$144,308	$180,331,172	$—	$180,475,480

The Fund held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. At December 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

National Municipal Income Fund

December 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 105.4%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.2%
Connecticut, (State Revolving Fund), 5.00%, 3/1/28	$10,000	$11,835,400
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	21,640	24,230,741

		$36,066,141

Cogeneration — 0.2%
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(1)	$14,652	$5,853,600

		$5,853,600

Education — 3.5%
Auburn University, AL, 5.00%, 6/1/23	$495	$580,219
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/46	7,395	8,140,638
Massachusetts Development Finance Agency, (Berklee College of Music), 5.00%, 10/1/21	325	367,565
Massachusetts Development Finance Agency, (Berklee College of Music), 5.00%, 10/1/22	300	344,493
Massachusetts Development Finance Agency, (Berklee College of Music), 5.00%, 10/1/25	825	973,946
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	9,930	11,318,015
Rutgers State University, NJ, 5.00%, 5/1/43(2)(3)	37,000	41,580,230
University of California, 5.25%, 5/15/36	7,080	8,177,329
University of California, 5.25%, 5/15/37	13,000	14,986,920
University of California, 5.25%, 5/15/38	7,700	8,860,313
University of Texas, 5.00%, 8/15/27	6,000	7,391,220

		$102,720,888

Electric Utilities — 8.1%
Grand River Dam Authority, OK, 5.00%, 6/1/29	$15,000	$17,654,700
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	8,600	9,340,890
Omaha Public Power District, NE, 5.00%, 2/1/39	11,205	12,682,827
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/28	6,625	7,531,168
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/31	6,875	7,716,844
San Antonio, TX, (Electric and Gas Systems), Prerefunded to 2/1/19, 5.00%, 2/1/34(3)	41,100	44,178,801
Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, 5.00%, 9/1/32	10,000	11,145,500
Utility Debt Securitization Authority, NY, 5.00%, 12/15/30(3)	22,500	26,353,800
Utility Debt Securitization Authority, NY, 5.00%, 12/15/31(3)	27,500	32,094,975
Utility Debt Securitization Authority, NY, 5.00%, 12/15/33	3,975	4,689,983
Utility Debt Securitization Authority, NY, 5.00%, 12/15/41	26,600	30,493,442
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	30,660	32,939,264

		$236,822,194

Security	Principal Amount (000’s omitted)	Value
Escrowed/Prerefunded — 6.6%
Bexar County Health Facilities Development Corp., TX, (St. Luke’s Lutheran Hospital), Escrowed to Maturity, 7.00%, 5/1/21	$2,400	$2,768,160
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.00%, 7/15/30	9,530	10,777,191
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	14,295	16,271,570
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	350	389,701
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	375	418,867
Illinois Finance Authority, (Provena Healthcare), Prerefunded to 8/15/19, 7.75%, 8/15/34	285	330,395
Illinois Finance Authority, (Provena Healthcare), Prerefunded to 8/15/19, 7.75%, 8/15/34	29,715	34,506,544
Metropolitan Transportation Authority, NY, Prerefunded to 11/15/18, 6.25%, 11/15/23	150	163,994
Metropolitan Transportation Authority, NY, Prerefunded to 11/15/18, 6.25%, 11/15/23	15,540	16,989,727
Miami-Dade County, FL, (Miami International Airport), Prerefunded to 10/1/19, 5.50%, 10/1/36	3,500	3,879,050
Missouri Health and Educational Facilities Authority, (Washington University), Prerefunded to 3/15/18, 5.375%, 3/15/39(3)	45,615	47,954,137
Pennsylvania Turnpike Commission, Prerefunded to 6/1/19, 5.25%, 6/1/39	605	660,436
Pennsylvania Turnpike Commission, Prerefunded to 6/1/19, 5.25%, 6/1/39	3,900	4,257,357
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	4,515	5,140,914
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	3,585	4,170,000
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	3,795	4,414,268
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.50%, 12/1/36	10,000	11,820,700
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), Prerefunded to 8/15/20, 5.25%, 8/15/40	1,000	1,123,340
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), Prerefunded to 8/15/20, 5.25%, 8/15/40	12,500	14,041,750
Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	13,215	14,119,302

		$194,197,403

General Obligations — 18.4%
Aldine Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/39	$11,295	$12,764,931
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 4.00%, 6/1/28	170	187,241
Bonneville and Bingham Counties Joint School District No. 93, ID, 5.00%, 9/15/31	1,375	1,622,651
Bonneville and Bingham Counties Joint School District No. 93, ID, 5.00%, 9/15/32	1,135	1,333,375
California, 5.00%, 8/1/30	10,000	11,847,400
Georgia, 4.00%, 7/1/25	20,000	22,786,600
Illinois, 5.00%, 2/1/24	10,705	11,080,317
Illinois, 5.00%, 11/1/24	11,295	11,674,964
Illinois, 5.00%, 5/1/26	24,650	25,087,784
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	1,920	2,135,290
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/30	4,105	4,546,288
Klein Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/36	14,180	15,718,672
Maryland, 4.00%, 6/1/27	18,625	20,664,810
Maryland, 4.00%, 6/1/28	16,425	18,155,045
Maryland, 5.00%, 8/1/23	17,150	20,372,999
Massachusetts, 1.13%, 2/1/19(4)(5)	10,000	10,000,900
Massachusetts, 5.00%, 7/1/35	10,000	11,531,700
Massachusetts, 5.00%, 3/1/36	8,450	9,573,343
Massachusetts, 5.00%, 7/1/36	21,160	24,349,658
Massachusetts, 5.00%, 3/1/37	11,500	13,005,005

Security	Principal Amount (000’s omitted)	Value
Miami-Dade County, FL, 4.00%, 7/1/37	$5,000	$5,083,150
Minnesota, 5.00%, 8/1/21	250	285,770
New York, NY, 5.00%, 8/1/28	26,430	31,496,631
New York, NY, 5.00%, 8/1/33	10,000	11,601,000
North Carolina, 5.00%, 6/1/22	10,000	11,642,000
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38	10,000	10,601,800
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(3)	41,620	44,124,692
Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39(2)(3)	57,400	61,876,626
Texas, (AMT), 5.50%, 8/1/33	7,650	9,162,328
Texas, (Texas Transportation Commission), 5.00%, 10/1/44	42,030	47,679,673
Washington, Series 2011B, 5.00%, 2/1/33	18,740	20,789,032
Washington, Series 2014D, 5.00%, 2/1/33	19,700	22,359,303
Will County Community Unit School District No. 365-U, IL, (Valley View), 5.75%, 11/1/31	12,995	14,884,733

		$540,025,711

Hospital — 8.2%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	$5,700	$6,317,709
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(2)(3)	36,700	40,081,171
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	17,530	19,664,277
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	25,465	28,247,306
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	13,675	15,706,968
Idaho Health Facilities Authority, (Trinity Health Credit Group), 5.00%, 12/1/45	2,200	2,457,180
Illinois Finance Authority, (Presence Health Network), 4.00%, 2/15/33	10,000	9,087,600
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/25	430	465,415
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/26	7,500	8,129,550
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/33	2,500	2,600,625
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 4.00%, 7/1/35	1,500	1,496,115
Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/46	2,265	2,489,779
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	7,510	8,589,187
Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/30	7,505	8,459,411
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/46	2,760	2,925,959
Southwestern Illinois Development Authority, (Memorial Group, Inc.), 7.25%, 11/1/33	9,170	11,964,924
University of Kansas Hospital Authority, 5.00%, 9/1/45	25,500	27,957,945
Washington Township Health Care District, 6.25%, 7/1/39	16,675	18,098,378
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 3.25%, 6/1/39	1,400	1,208,004
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	21,895	24,422,997

		$240,370,500

Housing — 0.4%
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	$10,640	$10,377,086
Virginia Housing Development Authority, (AMT), 5.10%, 10/1/35	1,850	1,862,228

		$12,239,314

Security	Principal Amount (000’s omitted)	Value
Industrial Development Revenue — 3.4%
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 2.125% to 4/1/20 (Put Date), 4/1/27	$8,155	$8,162,503
Denver City and County, CO, (United Airlines), (AMT), 5.25%, 10/1/32	12,360	12,427,856
Denver City and County, CO, (United Airlines), (AMT), 5.75%, 10/1/32	19,755	19,863,455
Hardeman County Correctional Facilities Corp., TN, 7.75%, 8/1/17	865	862,353
Metropolitan Nashville Airport Authority, TN, (Aero Nashville), 5.20%, 7/1/26	395	413,810
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	28,150	30,567,804
Pennsylvania Economic Development Financing Authority, (PPL Energy Supply, LLC), 5.00% to 9/1/20 (Put Date), 12/1/37	18,120	18,160,951
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.00% to 6/1/21 (Put Date), 7/1/29	10,000	9,793,300

		$100,252,032

Insured-Education — 0.0%(6)
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, TN, (Meharry Medical College), (AMBAC), 6.00%, 12/1/19	$1,230	$1,293,985

		$1,293,985

Insured-General Obligations — 0.5%
Chicago, IL, (AGM), 5.25%, 1/1/31	$7,600	$8,189,684
Chicago Park District, IL, (BAM), 5.00%, 1/1/29	4,525	4,937,454

		$13,127,138

Insured-Hospital — 0.5%
Medford Hospital Facilities Authority, OR, (Asante Health System), (AGM), 5.50%, 8/15/28	$12,000	$13,266,720

		$13,266,720

Insured-Other Revenue — 1.7%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$68,155	$31,405,142
New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AGC), 6.375%, 1/1/39	11,225	12,165,992
New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AGC), 6.50%, 1/1/46	6,085	6,609,892

		$50,181,026

Insured-Special Tax Revenue — 3.8%
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	$11,000	$13,754,730
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	3,080	3,869,866
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	83,550	17,749,362
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	253,860	50,632,377
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	128,640	24,076,262

		$110,082,597

Insured-Student Loan — 0.8%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$21,195	$22,150,682

		$22,150,682

Insured-Transportation — 4.6%
Chesapeake Bay Bridge and Tunnel District, VA, (AGM), 5.00%, 7/1/41	$16,550	$18,274,510
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	13,335	4,987,690
Miami-Dade County, FL, (Miami International Airport), (AGM), (AMT), 5.25%, 10/1/41	19,180	20,075,706

Security	Principal Amount (000’s omitted)	Value
North Texas Tollway Authority, (AGC), 6.20%, 1/1/42	$57,145	$70,179,203
San Jose, CA, Airport Revenue, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	21,420	21,574,438

		$135,091,547

Lease Revenue/Certificates of Participation — 1.6%
North Carolina, Capital Improvement Limited Obligation Bonds, 5.25%, 5/1/31	$32,875	$36,328,190
Wake County, NC, Limited Obligation Bonds, 5.00%, 12/1/34	10,000	11,742,200

		$48,070,390

Nursing Home — 0.3%
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$7,730	$7,288,076

		$7,288,076

Other Revenue — 5.0%
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 1.00%, 4/1/18 (Put Date), 10/1/47(5)	$1,500	$1,498,350
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 1.00%, 4/2/18 (Put Date), 10/1/47(5)	23,470	23,443,948
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(7)	250	61,970
Massachusetts Development Finance Agency, (Sterling and Francine Clark Art Institute), 4.00%, 7/1/41	5,270	5,383,463
New Mexico Municipal Energy Acquisition Authority, (SPA: Royal Bank of Canada), 1.163%, 8/1/19 (Put Date), 11/1/39(5)	8,300	8,249,204
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/33	10,000	11,419,500
Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37(8)	12,000	11,878,680
Non-Profit Preferred Funding Trust, Various States, 4.72%, 9/15/37(8)	19,000	17,587,920
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	21,135	24,877,797
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	4,845	5,120,584
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/32	34,755	36,656,099

		$146,177,515

Senior Living/Life Care — 0.4%
Logan County, CO, (TLC Care Choices, Inc.), 6.875%, 12/1/23(9)	$409	$99,963
North Miami, FL, (Imperial Club), 6.125%, 1/1/42	16,435	11,747,903

		$11,847,866

Special Tax Revenue — 7.7%
Central Puget Sound Regional Transit Authority, WA, Sales Tax and Motor Vehicle Excise Tax Revenue, 5.00%, 11/1/35	$2,500	$2,909,175
Central Puget Sound Regional Transit Authority, WA, Sales Tax and Motor Vehicle Excise Tax Revenue, 5.00%, 11/1/36	3,000	3,479,940
Maryland Department of Transportation, 4.00%, 9/1/27	6,995	7,948,698
Metropolitan Pier and Exposition Authority, IL, (Liq: Morgan Stanley Bank), 1.31%, 6/15/50(8)(10)	30,000	30,000,000
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(7)	230	0
New River Community Development District, FL, (Capital Improvements), 5.35%, 5/1/38(7)	80	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	410	372,808

Security	Principal Amount (000’s omitted)	Value
New York City Transitional Finance Authority, NY, Future Tax Revenue, (SPA: Barclays Bank PLC), 0.75%, 5/1/34(11)	$10,000	$10,000,000
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 2/1/34	8,725	9,891,271
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 8/1/38	10,000	11,340,500
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 11/1/38	11,675	13,364,139
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/34	21,835	24,996,271
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/35	12,895	14,712,034
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/36	10,000	11,385,900
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/40	11,500	13,182,220
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/32	10,000	11,497,000
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/44	5,000	5,612,650
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/35	10,000	11,497,500
Oregon Department of Transportation, Highway User Tax Revenue, 5.00%, 11/15/30	4,470	5,271,203
Sales Tax Asset Receivables Corp., NY, 5.00%, 10/15/26	10,940	13,117,498
Sales Tax Asset Receivables Corp., NY, 5.00%, 10/15/31	10,000	11,744,100
Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	500	502,480
Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35	365	328,836
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	1,610	1,126,694
Texas Transportation Commission, 5.00%, 4/1/33(2)(3)	10,000	11,448,700

		$225,729,617

Student Loan — 0.5%
Iowa Student Loan Liquidity Corp., 5.25%, 12/1/22	$8,280	$8,782,513
New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/28	5,340	5,436,067

		$14,218,580

Transportation — 20.8%
Central Florida Expressway Authority, 4.00%, 7/1/35	$3,500	$3,552,605
Central Florida Expressway Authority, 4.00%, 7/1/38	12,335	12,422,455
Central Texas Regional Mobility Authority, 5.00%, 1/1/29	6,810	7,632,103
Central Texas Regional Mobility Authority, 5.00%, 1/1/45	5,075	5,418,882
Central Texas Regional Mobility Authority, Series 2015A, 5.00%, 1/1/40	2,105	2,253,887
Central Texas Regional Mobility Authority, Series 2016, 5.00%, 1/1/40	2,800	3,020,920
Charleston County Airport District, SC, (AMT), 5.50%, 7/1/38	10,000	11,080,600
Chicago, IL, (Midway International Airport), 5.00%, 1/1/33	6,025	6,633,043
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/34	5,250	5,590,987
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/34	6,000	6,655,620
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	16,100	17,969,210
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/33	7,300	7,868,305
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	10,395	12,060,279
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/30	11,445	12,921,062
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/31	8,440	9,470,693
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/41	2,935	3,164,517
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	7,670	8,016,224
Illinois Toll Highway Authority, 5.00%, 1/1/32	2,500	2,805,300

Security	Principal Amount (000’s omitted)	Value
Illinois Toll Highway Authority, 5.00%, 1/1/33	$4,750	$5,307,840
Illinois Toll Highway Authority, 5.25%, 1/1/29	12,000	13,072,440
Illinois Toll Highway Authority, 5.25%, 1/1/30(2)(3)	18,180	19,656,034
Kansas Department of Transportation, 5.00%, 9/1/30	26,290	30,810,303
Los Angeles Department of Airports, CA, (Los Angeles International Airport), 5.00%, 5/15/35(2)(3)	7,200	7,856,856
Love Field Airport Modernization Corp., TX, (AMT), 5.00%, 11/1/31(4)	1,500	1,691,640
Love Field Airport Modernization Corp., TX, (AMT), 5.00%, 11/1/32(4)	1,000	1,122,460
Love Field Airport Modernization Corp., TX, (AMT), 5.00%, 11/1/33(4)	1,000	1,115,430
Love Field Airport Modernization Corp., TX, (AMT), 5.00%, 11/1/34(4)	1,000	1,110,200
Love Field Airport Modernization Corp., TX, (AMT), 5.00%, 11/1/35(4)	1,000	1,105,870
Love Field Airport Modernization Corp., TX, (AMT), 5.00%, 11/1/36(4)	1,000	1,102,410
Metropolitan Transportation Authority, NY, 5.00%, 11/15/33	5,000	5,704,100
Metropolitan Transportation Authority, NY, 5.00%, 11/15/37	1,960	2,208,842
Metropolitan Transportation Authority, NY, 5.00%, 11/15/43	5,000	5,544,800
Metropolitan Transportation Authority, NY, 5.25%, 11/15/33	10,550	12,200,336
Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	3,735	4,080,674
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/33	25,000	27,277,250
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/36	10,000	10,805,700
New Jersey Transportation Trust Fund Authority, (Transportation Program), 1.92%, 12/15/21 (Put Date), 6/15/34(5)	35,000	33,735,800
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	22,070	23,523,972
New Jersey Turnpike Authority, Series 2014A, 5.00%, 1/1/31	10,000	11,291,800
New Jersey Turnpike Authority, Series 2015E, 5.00%, 1/1/31	8,000	9,057,840
New York Thruway Authority, 5.00%, 1/1/41	5,590	6,187,236
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 4.00%, 7/1/33	11,165	10,975,530
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/41	7,630	7,944,585
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/35	3,145	3,397,795
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/35	11,855	13,175,647
Pennsylvania Turnpike Commission, 5.25%, 6/1/39	4,800	5,123,712
Pennsylvania Turnpike Commission, 5.35%, 12/1/30	8,495	9,320,374
Pennsylvania Turnpike Commission, 5.45%, 12/1/35	12,125	13,427,952
Pennsylvania Turnpike Commission, 6.00%, 12/1/34	17,620	20,070,413
Port Authority of New York and New Jersey, 5.00%, 10/15/41	8,500	9,663,990
Port Authority of New York and New Jersey, 5.00%, 11/15/41	7,705	8,871,075
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23(3)	28,890	30,225,874
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	29,200	33,514,008
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	24,110	27,380,039
Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(3)	38,980	41,523,445

		$608,720,964

Water and Sewer — 7.2%
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	$22,500	$24,326,775
Detroit, MI, Water Supply System, 5.00%, 7/1/41	2,185	2,311,118
Detroit, MI, Water Supply System, 5.25%, 7/1/41	56,420	60,257,688
East Bay Municipal Utility District, CA, 5.00%, 6/1/34	10,355	12,010,868

Security	Principal Amount (000’s omitted)	Value
East Bay Municipal Utility District, CA, 5.00%, 6/1/36	$10,000	$11,550,500
East Bay Municipal Utility District, CA, 5.00%, 6/1/37	16,000	18,442,080
Metropolitan St. Louis Sewer District, MO, 5.00%, 5/1/46	2,250	2,580,413
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	8,095	8,895,757
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/44	8,095	8,614,618
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 3.00%, 6/15/46	10,000	8,611,500
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/47	7,870	8,763,324
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.75%, 6/15/40(2)(3)	32,355	34,207,324
Northeast Ohio Regional Sewer District, 5.00%, 11/15/44	10,000	11,266,100

		$211,838,065

Total Tax-Exempt Municipal Securities — 105.4% (identified cost $2,948,082,117)		$3,087,632,551

Taxable Municipal Securities — 3.7%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%(6)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(1)	$1,037	$414,449

		$414,449

General Obligations — 1.1%
Chicago, IL, 7.517%, 1/1/40(12)	$25,000	$24,946,250
Chicago, IL, 7.75%, 1/1/42	7,900	8,024,346

		$32,970,596

Hospital — 1.3%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$34,250	$37,173,922

		$37,173,922

Insured-Transportation — 1.3%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/26	$22,500	$14,880,150
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/27	34,130	21,588,932

		$36,469,082

Total Taxable Municipal Securities — 3.7% (identified cost $97,642,929)		$107,028,049

Total Investments — 109.1% (identified cost $3,045,725,046)		$3,194,660,600

Other Assets, Less Liabilities — (9.1)%		$(266,561,748)

Net Assets — 100.0%		$2,928,098,852

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At December 31, 2016, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

New York	19.5%
Texas	17.7%
California	14.8%
Illinois	10.2%
Others, representing less than 10% individually	46.9%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2016, 11.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 4.6% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $67,926,941.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(4)	When-issued security.

(5)	Floating-rate security. The stated interest rate represents the rate in effect at December 31, 2016.

(6)	Amount is less than 0.05%.

(7)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2016, the aggregate value of these securities is $59,466,600 or 2.0% of the Fund’s net assets.

(9)	Security is in default and making only partial interest payments.

(10)	Floating-rate certificate issued by a tender option bond trust that owns the underlying municipal bond. The floating-rate certificate may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at December 31, 2016.

(11)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, represents the rate in effect at December 31, 2016.

(12)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Interest Rate Futures
U.S. Long Treasury Bond	2,000	Short	Mar-17	$(304,198,664)	$(301,312,500)	$2,886,164

						$2,886,164

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

Liq	-	Liquidity Provider

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

SPA	-	Standby Bond Purchase Agreement

At December 31, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $2,886,164.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,685,150,261

Gross unrealized appreciation	$229,015,820
Gross unrealized depreciation	(46,730,481)

Net unrealized appreciation	$182,285,339

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$3,087,632,551	$—	$3,087,632,551
Taxable Municipal Securities	—	107,028,049	—	107,028,049
Total Investments	$—	$3,194,660,600	$—	$3,194,660,600
Futures Contracts	$2,886,164	$—	$—	$2,886,164
Total	$2,886,164	$3,194,660,600	$—	$3,197,546,764

The Fund held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. At December 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

New York Municipal Income Fund

December 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 103.7%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 4.1%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$5,910	$6,410,577
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/30	1,920	2,309,510
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/37(1)	8,400	8,799,168

		$17,519,255

Cogeneration — 0.7%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$2,955	$2,943,830

		$2,943,830

Education — 21.3%
Albany Capital Resource Corp., (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/24	$250	$287,428
Albany Capital Resource Corp., (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/25	365	417,699
Albany Capital Resource Corp., (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/30	250	280,310
Albany Capital Resource Corp., (Albany College of Pharmacy and Health Sciences), 5.00%, 12/1/31	250	280,510
Build NYC Resource Corp., (Ethical Culture Fieldston School), 5.00%, 6/1/26	300	349,113
Build NYC Resource Corp., (Ethical Culture Fieldston School), 5.00%, 6/1/28	250	287,973
Build NYC Resource Corp., (Ethical Culture Fieldston School), 5.00%, 6/1/30	200	228,058
Build NYC Resource Corp., (Ethical Culture Fieldston School), 5.00%, 6/1/32	575	650,848
Build NYC Resource Corp., (Ethical Culture Fieldston School), 5.00%, 6/1/33	495	558,736
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/18	690	726,598
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/19	350	378,451
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/29	150	172,706
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/30	185	212,101
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/31	180	205,576
Dutchess County Local Development Corp., (Culinary Institute of America), 5.00%, 7/1/32	200	227,366
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2012, 5.00%, 9/1/32	1,950	2,180,977
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/34	5,725	6,072,164
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	1,790	1,916,356
New York Dormitory Authority, (City University), 6.00%, 7/1/20	5,000	5,603,300
New York Dormitory Authority, (Columbia University), 4.00%, 10/1/26	6,935	7,957,912
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/27	750	915,960
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/29	1,250	1,509,537
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(1)	10,000	10,746,700
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,500	2,680,325
New York Dormitory Authority, (Culinary Institute of America), 5.50%, 7/1/33	580	638,441
New York Dormitory Authority, (Fordham University), 5.00%, 7/1/32	1,470	1,689,236
New York Dormitory Authority, (Fordham University), 5.00%, 7/1/33	1,100	1,257,267
New York Dormitory Authority, (Fordham University), 5.00%, 7/1/35	500	566,670
New York Dormitory Authority, (Fordham University), 5.00%, 7/1/41	1,200	1,352,724
New York Dormitory Authority, (Genesee Valley BOCES), 5.00%, 8/15/27	670	808,248

1

Security	Principal Amount (000’s omitted)	Value
New York Dormitory Authority, (New York University), 5.00%, 7/1/28	$1,080	$1,277,500
New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/27	1,000	1,179,740
New York Dormitory Authority, (Pratt Institute), 5.00%, 7/1/34	1,250	1,387,575
New York Dormitory Authority, (Rochester Institute of Technology), Prerefunded to 7/1/18, 6.00%, 7/1/33	8,500	9,103,160
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/32	2,280	2,550,226
New York Dormitory Authority, (Rockefeller University), (SPA: JPMorgan Chase Bank, N.A.), 0.72%, 7/1/39(2)	6,500	6,500,000
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/25	1,110	1,240,036
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/31	250	280,185
New York Dormitory Authority, (St. Francis College), 5.00%, 10/1/40	1,500	1,616,160
New York Dormitory Authority, (State University), 5.50%, 5/15/19	2,000	2,139,680
New York Dormitory Authority, (The New School), 5.00%, 7/1/28	1,000	1,157,690
New York Dormitory Authority, (The New School), Prerefunded to 7/1/20, 5.50%, 7/1/40	5,500	6,227,870
Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	970	1,039,452
Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	2,515	2,689,742
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/33	1,775	2,019,062
St. Lawrence County Industrial Development Agency, (St. Lawrence University), 5.00%, 7/1/36	400	451,600

		$92,018,968

Electric Utilities — 2.6%
Long Island Power Authority, Electric System Revenue, Prerefunded to 5/1/19, 6.00%, 5/1/33	$2,930	$3,241,547
New York Power Authority, 5.00%, 11/15/31	1,000	1,137,740
Utility Debt Securitization Authority, 5.00%, 12/15/33	2,895	3,352,584
Utility Debt Securitization Authority, 5.00%, 12/15/34	1,465	1,689,482
Utility Debt Securitization Authority, 5.00%, 12/15/41	1,695	1,943,097

		$11,364,450

Escrowed/Prerefunded — 3.5%
Brooklyn Arena Local Development Corp., (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	$1,260	$1,434,220
Metropolitan Transportation Authority, Prerefunded to 11/15/17, 5.00%, 11/15/37	460	476,160
Metropolitan Transportation Authority, Prerefunded to 11/15/17, 5.00%, 11/15/37	2,250	2,329,043
New York City, Prerefunded to 10/15/18, 6.25%, 10/15/28	3,830	4,174,355
New York City, Prerefunded to 4/1/19, 5.375%, 4/1/36	3,480	3,791,738
New York City Cultural Resources Trust, (Museum of Modern Art), Prerefunded to 10/1/18, 5.00%, 4/1/31	1,710	1,822,792
Saratoga County, Prerefunded to 7/15/18, 4.75%, 7/15/37	1,000	1,055,240

		$15,083,548

General Obligations — 1.9%
New York City, 5.00%, 8/1/28	$5,000	$5,914,350
New York City, 5.30%, 4/1/27	250	270,783
New York City, 5.375%, 4/1/36	1,520	1,637,830
New York City, 6.25%, 10/15/28	170	184,778

		$8,007,741

Hospital — 6.8%
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.00%, 7/1/35	$1,250	$1,374,987
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/30	370	408,846
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/40	2,535	2,783,760
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	3,500	3,818,780

2

Security	Principal Amount (000’s omitted)	Value
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/33	$2,500	$2,811,300
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/30	4,705	5,348,221
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/36	1,475	1,640,451
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	1,420	1,490,943
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,830	2,972,519
Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 5.875%, 12/1/29	2,750	2,753,520
Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 6.00%, 12/1/29	695	695,966
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	2,690	2,928,038
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), Prerefunded to 7/1/21, 5.00%, 7/1/28	460	523,604

		$29,550,935

Housing — 2.4%
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/27	$550	$644,028
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/28	400	463,768
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/29	785	905,545
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/30	635	732,130
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/31	200	230,068
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/32	1,095	1,253,895
New York City Housing Development Corp., MFMR, 3.45%, 11/1/36	4,000	3,854,720
New York Housing Finance Agency, 5.25%, 11/1/41	2,000	2,065,060

		$10,149,214

Industrial Development Revenue — 2.8%
New York Energy Research and Development Authority, (New York Electric and Gas Corp.), 2.00% to 5/1/20 (Put Date), 6/1/29	$6,000	$5,915,220
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(3)	3,750	3,666,375
Niagara Area Development Corp., (Covanta Energy), 4.00%, 11/1/24(3)	2,580	2,588,204

		$12,169,799

Insured-Education — 2.4%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$6,600	$8,222,016
New York Dormitory Authority, (St. John’s University), (NPFG), Prerefunded to 7/1/17, 5.25%, 7/1/37	2,250	2,298,870

		$10,520,886

Insured-Electric Utilities — 1.1%
Long Island Power Authority, Electric System Revenue, (BHAC), Prerefunded to 5/1/19, 6.00%, 5/1/33	$4,250	$4,701,903

		$4,701,903

Insured-Escrowed/Prerefunded — 3.9%
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/26	$3,915	$3,199,533
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/27	2,385	1,893,404
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	16,295	11,791,551

		$16,884,488

3

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 2.2%
Brentwood Union Free School District, (AGC), 4.75%, 11/15/21	$1,875	$2,031,600
Brentwood Union Free School District, (AGC), 4.75%, 11/15/22	2,700	2,919,186
Oyster Bay, (AGM), 4.00%, 8/1/28	4,235	4,359,001

		$9,309,787

Insured-Other Revenue — 2.5%
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/30	$10,225	$6,544,921
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	2,590	1,587,411
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/33	4,825	2,634,305

		$10,766,637

Lease Revenue/Certificates of Participation — 2.2%
New York Urban Development Corp., 5.70%, 4/1/20	$8,990	$9,661,104

		$9,661,104

Other Revenue — 5.5%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$7,895	$4,335,302
Brooklyn Arena Local Development Corp., (Barclays Center), 5.00%, 7/15/28	1,500	1,704,555
New York City Transitional Finance Authority, (Building Aid), 5.00%, 7/15/30	3,125	3,624,250
New York City Transitional Finance Authority, (Building Aid), 5.25%, 1/15/39	1,000	1,064,960
New York City Transitional Finance Authority, (Building Aid), 6.00%, 7/15/33	1,960	2,093,241
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 4.00%, 7/1/24	545	601,010
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 4.00%, 7/1/25	570	626,658
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 4.00%, 7/1/26	590	647,437
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 4.00%, 7/1/32	280	292,387
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 4.00%, 7/1/34	750	774,570
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 5.00%, 7/1/30	715	827,991
New York City Trust for Cultural Resources, (Alvin Ailey Dance Foundation), 5.00%, 7/1/31	500	576,790
New York City Trust for Cultural Resources, (Museum of Modern Art), 4.00%, 4/1/30	1,000	1,092,830
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	5,000	5,651,300

		$23,913,281

Senior Living/Life Care — 2.5%
Brookhaven Local Development Corp., (Jefferson’s Ferry), 5.25%, 11/1/30	$650	$727,376
Brookhaven Local Development Corp., (Jefferson’s Ferry), 5.25%, 11/1/31	650	724,458
Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	4,500	4,736,925
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/29	720	752,263
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/42	305	314,836
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	2,395	2,596,898
Westchester County Local Development Corp., (Kendal on Hudson), 5.00%, 1/1/34	900	960,471

		$10,813,227

4

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 15.2%
Metropolitan Transportation Authority, Dedicated Tax Revenue, 0.00%, 11/15/30	$2,600	$1,643,564
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 2/1/34	2,410	2,732,145
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 5/1/36	1,605	1,714,718
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 8/1/39	3,660	4,145,316
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 11/1/39	5,000	5,498,250
New York Convention Center Development Corp., Hotel Unit Fee, 0.00%, 11/15/26	170	122,402
New York Convention Center Development Corp., Hotel Unit Fee, 0.00%, 11/15/28	1,765	1,171,254
New York Convention Center Development Corp., Hotel Unit Fee, 5.00%, 11/15/45	2,170	2,412,888
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/28	2,500	3,008,550
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/29	210	244,866
New York Dormitory Authority, Personal Income Tax Revenue, Series 2011A, 5.00%, 3/15/33	1,500	1,671,210
New York Dormitory Authority, Personal Income Tax Revenue, Series 2015A, 5.00%, 3/15/33	3,335	3,840,552
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/40	2,500	2,865,700
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/43	5,000	5,718,050
New York Dormitory Authority, Personal Income Tax Revenue, 5.25%, 3/15/38	5,500	5,894,460
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/29	2,500	2,913,425
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	5,500	6,265,380
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/34	1,490	1,690,077
Sales Tax Asset Receivables Corp., 5.00%, 10/15/27	5,000	5,969,850
Sales Tax Asset Receivables Corp., 5.00%, 10/15/28	5,000	5,940,050

		$65,462,707

Transportation — 16.8%
Metropolitan Transportation Authority, 3.00%, 11/15/32	$1,000	$936,080
Metropolitan Transportation Authority, Series 2011C, 5.00%, 11/15/27	3,195	3,603,577
Metropolitan Transportation Authority, Series 2016A, 5.00%, 11/15/27	1,000	1,176,330
Metropolitan Transportation Authority, 5.00%, 11/15/29	2,500	2,923,350
Metropolitan Transportation Authority, Series 2015C, 5.00%, 11/15/35	2,500	2,816,375
Metropolitan Transportation Authority, Series 2016B, 5.00%, 11/15/35	4,230	4,801,134
Nassau County Bridge Authority, 5.00%, 10/1/40	1,915	2,067,549
New York Thruway Authority, 5.00%, 1/1/29	1,240	1,433,415
New York Thruway Authority, 5.00%, 1/1/37	1,275	1,419,572
New York Thruway Authority, 5.00%, 1/1/41	7,075	7,830,893
New York Thruway Authority, 5.00%, 1/1/42	1,385	1,515,481
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 4.00%, 7/1/33	3,500	3,440,605
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/41	3,170	3,300,699
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/26	1,210	1,351,195
Port Authority of New York and New Jersey, 5.00%, 11/15/34	1,095	1,279,913
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/35	4,575	5,134,431
Port Authority of New York and New Jersey, 5.00%, 11/15/36	500	580,725
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/44	4,500	4,946,940
Port Authority of New York and New Jersey, 6.125%, 6/1/94	2,500	3,010,625
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/38	2,420	2,782,395
Triborough Bridge and Tunnel Authority, Series 2015A, 5.00%, 11/15/40	3,120	3,559,140
Triborough Bridge and Tunnel Authority, Series 2015B, 5.00%, 11/15/40	2,650	3,029,109
Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34(1)	9,000	9,587,250

		$72,526,783

5

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 3.3%
New York City Municipal Water Finance Authority, (Water and Sewer System), 3.00%, 6/15/46	$4,500	$3,875,175
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/34	1,500	1,698,390
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/47	2,415	2,689,127
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.25%, 6/15/40	1,000	1,077,290
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)(4)	2,655	2,806,999
Suffolk County Water Authority, 5.00%, 6/1/37	1,950	2,264,437

		$14,411,418

Total Tax-Exempt Investments — 103.7% (identified cost $424,146,709)		$447,779,961

Miscellaneous — 0.3%

Security	Units	Value
Real Estate — 0.3%
CMS Liquidating Trust(3)(5)(6)	400	$1,076,852

Total Miscellaneous — 0.3% (identified cost $1,280,000)		$1,076,852

Total Investments — 104.0% (identified cost $425,426,709)		$448,856,813

Other Assets, Less Liabilities — (4.0)%		$(17,159,516)

Net Assets — 100.0%		$431,697,297

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2016, 11.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 4.3% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at December 31, 2016.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2016, the aggregate value of these securities is $7,331,431 or 1.7% of the Fund’s net assets.

(4)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,036,999.

6

(5)	Non-income producing.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Interest Rate Futures
U.S. Long Treasury Bond	128	Short	Mar-17	$(19,468,715)	$(19,284,000)	$184,715

						$184,715

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

SPA	-	Standby Bond Purchase Agreement

At December 31, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $184,715.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$402,773,062

Gross unrealized appreciation	$29,336,610
Gross unrealized depreciation	(4,872,859)

Net unrealized appreciation	$24,463,751

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

7

At December 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Tax-Exempt Investments	$—	$447,779,961	$—	$447,779,961
Miscellaneous	—	—	1,076,852	1,076,852
Total Investments	$—	$447,779,961	$1,076,852	$448,856,813
Futures Contracts	$184,715	$—	$—	$184,715
Total	$184,715	$447,779,961	$1,076,852	$449,041,528

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2016 is not presented.

At December 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

8

Eaton Vance

Ohio Municipal Income Fund

December 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 103.5%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.8%
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.25%, 6/1/20	$1,000	$1,122,740
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	3,335	3,734,266

		$4,857,006

Education — 6.3%
Cuyahoga Community College District, 5.00%, 2/1/29	$310	$361,550
Kent State University, 5.00%, 5/1/30	1,185	1,388,275
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/26	350	414,197
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/27	200	235,110
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/40	1,000	1,115,000
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 6.50%, 10/1/20	380	416,092
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	2,000	2,264,980
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/38	910	1,016,925
Ohio Higher Educational Facility Commission, (University of Dayton), 5.00%, 12/1/32	550	620,384
Ohio State University, 5.00%, 12/1/29	1,060	1,298,935
University of Cincinnati, 5.00%, 6/1/34	585	676,213
Wright State University, 5.00%, 5/1/31	1,000	1,099,090

		$10,906,751

Electric Utilities — 2.2%
American Municipal Power, Inc., (Greenup Hydroelectric Facility), 5.00%, 2/15/41	$1,000	$1,104,750
American Municipal Power, Inc., (Meldahl Hydroelectric), 4.00%, 2/15/34	2,005	2,052,719
American Municipal Power, Inc., (Meldahl Hydroelectric), 5.00%, 2/15/33	595	672,618

		$3,830,087

Escrowed/Prerefunded — 6.9%
Cuyahoga Community College District, Prerefunded to 2/1/20, 5.25%, 2/1/29	$2,500	$2,780,575
Franklin County Convention Facilities Authority, Prerefunded to 12/1/17, 5.00%, 12/1/27	1,300	1,348,087
Highland Local School District, Prerefunded to 12/1/18, 5.50%, 12/1/36	1,000	1,081,370
Ohio Building Authority, Prerefunded to 4/1/19, 5.00%, 10/1/27	1,500	1,620,885
Ohio Higher Educational Facility Commission, (Case Western Reserve University), Prerefunded to 12/1/17, 5.00%, 12/1/33	4,000	4,146,840
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/29	45	57,369
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), Prerefunded to 12/1/19, 5.00%, 12/1/28	750	824,917

		$11,860,043

General Obligations — 5.6%
Butler County, Special Tax Assessment, 5.50%, 12/1/28	$1,000	$1,074,730
Lake County Community College District, (Lakeland Community College), 5.00%, 12/1/37	1,000	1,149,180
Lakewood City School District, 5.00%, 12/1/33	1,000	1,143,810

1

Security	Principal Amount (000’s omitted)	Value
Lakewood City School District, 5.00%, 11/1/36	$1,330	$1,500,998
Miami Trace Local School District, 5.00%, 12/1/38	750	839,190
Northwest Local School District, 5.00%, 12/1/40	500	565,390
Ohio, 5.00%, 5/1/31	1,000	1,184,120
Olentangy Local School District, 5.00%, 12/1/38	385	440,629
Willoughby-Eastlake City School District, 5.00%, 12/1/30	1,440	1,667,549

		$9,565,596

Hospital — 12.9%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/32	$2,450	$2,674,959
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/38	1,155	1,235,469
Butler County, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	2,500	2,722,900
Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	750	854,512
Franklin County, (Nationwide Children’s Hospital), Prerefunded to 11/1/19, 5.00%, 11/1/34	950	1,042,796
Franklin County, (OhioHealth Corp.), 5.00%, 5/15/40	1,200	1,331,484
Lucas County, (ProMedica Healthcare Obligated Group), 4.00%, 11/15/45	775	776,124
Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	1,000	1,078,050
Muskingum County, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	460	478,313
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.25%, 1/1/33	4,880	5,059,486
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	2,365	2,620,302
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	1,500	1,680,255
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	450	500,125
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/24	215	229,915

		$22,284,690

Industrial Development Revenue — 1.4%
Cleveland, (Continental Airlines), (AMT), 5.375%, 9/15/27	$2,380	$2,386,069

		$2,386,069

Insured-Education — 0.1%
Kent State University, (AGC), 5.00%, 5/1/29	$175	$187,280

		$187,280

Insured-Electric Utilities — 7.1%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$255	$264,514
Cleveland, Public Power System Revenue, (AGM), 5.00%, 11/15/24	1,500	1,734,315
Cleveland, Public Power System Revenue, (NPFG), 0.00%, 11/15/27	2,540	1,756,385
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	2,267,550
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	2,500	1,815,950
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/28	4,750	3,317,542
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	1,005	1,047,220

		$12,203,476

Insured-Escrowed/Prerefunded — 5.3%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/18, 5.25%, 2/15/33	$4,045	$4,233,780
Kent State University, (AGC), Prerefunded to 5/1/19, 5.00%, 5/1/29	2,000	2,163,940
University of Cincinnati, (NPFG), Prerefunded to 12/1/17, 5.00%, 6/1/34	2,700	2,799,873

		$9,197,593

2

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 23.2%
Brookfield Local School District, (AGM), 5.25%, 1/15/36	$1,300	$1,344,876
Cincinnati City School District, (AGM), (FGIC), 5.25%, 12/1/29(1)	7,500	9,336,375
Cleveland, (AMBAC), 5.50%, 10/1/23	2,105	2,534,588
Kettering City School District, (AGM), 5.25%, 12/1/31	6,705	8,238,501
Mason City School District, (AGM), 5.25%, 12/1/31	3,525	4,468,325
Springboro Community City School District, (AGM), 5.25%, 12/1/30	5,000	6,087,250
Westerville City School District, (XLCA), 5.00%, 12/1/27	6,705	8,052,906

		$40,062,821

Insured-Hospital — 6.2%
Lorain County, (Catholic Healthcare Partners), (AGM), 5.00%, 2/1/29(1)(2)	$10,300	$10,665,650

		$10,665,650

Insured-Transportation — 8.3%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$1,170	$1,284,227
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/35	1,500	1,635,390
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/24	5,000	5,947,200
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	5,000	5,367,250

		$14,234,067

Lease Revenue/Certificates of Participation — 0.1%
Franklin County Convention Facilities Authority, 5.00%, 12/1/27	$155	$159,896

		$159,896

Other Revenue — 2.5%
Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	$2,700	$2,763,234
Summit County Port Authority, 5.00%, 12/1/31	1,410	1,583,007

		$4,346,241

Senior Living/Life Care — 1.0%
Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	$580	$632,728
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	905	1,033,238

		$1,665,966

Special Tax Revenue — 6.0%
Cleveland, Income Tax Revenue, (Bridges and Roadways Improvements), 5.00%, 10/1/32	$1,000	$1,122,320
Cleveland, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 5.00%, 10/1/35	1,000	1,122,320
Cuyahoga County, Sales Tax Revenue, 5.00%, 12/1/35	1,000	1,147,620
Delaware County, Sales Tax Revenue, 5.00%, 12/1/28	2,000	2,338,700
Franklin County Convention Facilities Authority, 5.00%, 12/1/26	1,000	1,187,070
Greater Cleveland Regional Transit Authority, Sales Tax Revenue, 5.00%, 12/1/31	435	514,070
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/26	570	660,402
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/28	940	1,083,388
Hamilton County, Sales Tax Revenue, 5.00%, 12/1/30	1,000	1,172,350

		$10,348,240

Water and Sewer — 5.6%
Cleveland, Water Pollution Control Revenue, 5.00%, 11/15/41	$500	$557,580
Columbus, Sewerage System Revenue, 5.00%, 6/1/32	1,500	1,766,100
Lancaster, Wastewater System Revenue, 4.00%, 12/1/33	1,265	1,321,950
Northeast Ohio Regional Sewer District, 5.00%, 11/15/44	1,255	1,413,896
Ohio Water Development Authority, 5.00%, 12/1/35	2,000	2,326,060
Toledo, Water System Revenue, 5.00%, 11/15/41	2,000	2,282,660

		$9,668,246

3

Value
Total Tax-Exempt Investments — 103.5% (identified cost $166,016,711)	$178,429,718

Other Assets, Less Liabilities — (3.5)%	$(5,951,658)

Net Assets — 100.0%	$172,478,060

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2016, 48.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 25.1% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,940,650.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Interest Rate Futures
U.S. Long Treasury Bond	85	Short	Mar-17	$(12,928,443)	$(12,805,781)	$122,662

						$122,662

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At December 31, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $122,662.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$153,151,826

Gross unrealized appreciation	$13,767,495
Gross unrealized depreciation	(1,214,603)

Net unrealized appreciation	$12,552,892

4

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$178,429,718	$—	$178,429,718
Total Investments	$—	$178,429,718	$—	$178,429,718
Futures Contracts	$122,662	$—	$—	$122,662
Total	$122,662	$178,429,718	$—	$178,552,380

The Fund held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. At December 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 27, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 27, 2017